Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Compensation Cost Recognized

Presented below is a summary of the compensation cost recognized in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2024 and 2023.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Research and development	$1,206	$1,347	$3,527	$4,803
Sales and marketing	2	87	(5)	407
General and administrative	1,949	3,402	5,926	18,563
Total	$3,157	$4,836	$9,448	$23,773

Presented below is a summary of the compensation cost recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 and 2022.

	Year Ended December 31,
	2023	2022
	(in thousands)
Research and development	$6,505	$1,765
Sales and marketing	507	286
General and administrative	22,932	4,297
Total stock-based compensation expense	$29,943	$6,348

Summary of Stock Option Activity

The following summary sets forth the stock option activity under the 2023 and 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2023	854	$10,118.00	9.3	$547
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(46)	8,428.00
Outstanding as of September 30, 2024	808	$10,214.00	8.5	$—
Options exercisable as of September 30, 2024	344	$6,311.00	8.4	$—
Options unvested as of September 30, 2024	491	$14,395.00	8.6	$—

The following summary sets forth the stock option activity under the 2023 and 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2022	112	$9,200.00	9.6	$11,706
Granted	938	9,040.00
Exercised	(169)	2,120.00		12,690
Cancelled or forfeited	(25)	5,200.00
Outstanding as of December 31, 2023	856	10,120.00	9.3	$547
Options exercisable as of December 31, 2023	231	$6,880.00	9.0	$264
Options unvested as of December 31, 2023	640	$12,400.00	9.4	$299

Summary of Unvested Common Stock

A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of options	Weighted average exercise price	Repurchase liability (in thousands)
Unvested common stock as of December 31, 2023	3	$—	$8
Issued	—	—	—
Vested	(2)	—	—
Repurchased	—	—	—
Unvested common stock as of September 30, 2024	1		$3

A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of options	Weighted average exercise price	Repurchase liability (in thousands)
Unvested common stock as of December 31, 2022	1	$—	$306
Issued	6	4,160.00	—
Vested	(3)	—	—
Repurchased	(1)	—	—
Unvested common stock as of December 31, 2023	3		$8

Summary of Stock Option Valuation Assumptions	The fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	September 30,	September 30,
	2024	2023
Weighted-average risk-free interest rate (1)	—%	3.7%
Weighted-average expected term (in years)	—	5.93
Weighted-average expected volatility (2)	—%	62.3%
Expected dividend yield	—%	—%

(1)
Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.
(2)
Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.
he fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	December 31,	December 31,
	2023	2022
Weighted-average risk-free interest rate (1)	3.7%	3.3%
Weighted-average expected term (in years)	5.87	5.35
Weighted-average expected volatility (2)	62.29%	54.6%
Expected dividend yield	—%	—%

(1)
Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.
(2)
Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.